Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 72,289	$ 31,143	$ 31,393
Accounts receivable, net of allowance of $400	41,399	46,814	34,228
Deferred commissions, current	7,719	7,146	5,316
Prepaid expenses and other current assets	6,318	3,281	2,030
Total current assets	127,725	88,384	72,967
Property and equipment, net	2,737	3,101	2,892
Deferred commissions, net of current portion	11,343	10,860	7,354
Deferred tax assets	107	12	22
Other assets	414	381	165
Total assets	142,326	102,738	83,400
Current liabilities
Accounts payable	2,712	5,057	2,633
Accrued expenses	5,977	2,860	4,350
Accrued compensation and related benefits	9,742	9,554	5,737
Deferred revenue, current	57,181	52,000	40,220
Current portion of long-term debt	0	6,111	0
Other current liabilities	574	437	564
Total current liabilities	76,186	76,019	53,504
Long-term debt, net of current portion	0	13,889	10,000
Deferred tax liabilities	35	32	916
Deferred revenue, net of current portion	14,577	18,108	12,890
Preferred stock warrant liability	0	850	650
Other long-term liabilities	1,624	1,917	1,415
Total liabilities	92,422	110,815	79,375
Stockholders' equity (deficit)
Common stock	0	3	3
Additional paid-in capital	138,767	0	0
Accumulated other comprehensive income	451	1,330	971
Accumulated deficit	(89,320)	(64,825)	(51,507)
Total stockholders' equity (deficit)	49,904	(63,492)	(50,533)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	142,326	102,738	83,400
Series A Convertible Preferred Stock
Convertible preferred stock
Preferred stock	0	17,915	17,058
Series B Convertible Preferred Stock
Convertible preferred stock
Preferred stock	0	37,500	$ 37,500
Class A Common Stock
Stockholders' equity (deficit)
Common stock	1	0
Class B Common Stock
Stockholders' equity (deficit)
Common stock	$ 5	$ 0